ORGANIZATION	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

1.	ORGANIZATION

Nature of Business LEIIO Wellness Ltd., First Person Ltd.’s (“First Person”) predecessor by name change, was incorporated on January 21, 2021 (date of inception) under the laws of the province of Alberta, Canada. First Person’s wholly owned subsidiary, LEIIO Inc., First Person, Inc.’s (“INC”) predecessor by name change, was incorporated the next day, on January 22, 2021, in the state of Delaware, United States. First Person and INC are hereby collectively referred to as the “Company.” The Company, headquartered in Alberta, Canada, is engaged in the business of formulation and distribution of wholesale food grade functional mushrooms as well as cognitive performance products focusing on the mental performance and wellness markets in the United States.

Since its inception, the Company has devoted substantially all of its efforts to business and product developments relating to the operations of the functional mushroom farm in Olympia, Washington, and to the development of its own proprietary formulations of cognitive performance products containing functional mushrooms. The Company’s activities are subject to significant risks and uncertainties.

First Person Formation On January 21, 2021, First Person issued 0.2 Common Shares at a purchase price of $0.05 each in Canadian Dollars (“CAD”). On February 3, 2021, First Person issued a total of 1,000,000 Common Shares of First Person to four individuals in exchange for consulting services whose total consideration amounted to CAD$162,500.

INC Formation On January 22, 2021, INC entered into share purchase agreements with four purchasers (collectively, “INC Purchasers”) to transfer a total of 9,000,000 Common Shares of INC (collectively, the “Purchased Shares”) to INC Purchasers. Each purchaser received an equal number of Common Shares and each Common Share was issued at a purchase price of $0.00001 per Common Share. The consideration paid for the Purchased Shares per purchaser was a combination of $22.50 in cash and the assignment to INC of certain intellectual property rights, pursuant to a technology assignment agreement. Immediately after, INC became wholly owned by INC Purchasers.

Plan of Merger On February 17, 2021, First Person entered into an agreement and plan of merger (the “Plan of Merger”). Pursuant to the Plan of Merger, a merger between INC and LEIIO Merger Sub, Inc., a Delaware corporation (“Merger Sub”) occurred. Immediately after the merger, INC became a wholly owned subsidiary of First Person and INC Purchasers obtained control of First Person, resulting in a reverse acquisition.

Pursuant to the Plan of Merger entered into between First Person, INC, and Merger Sub, the merger was completed in a series of transactions as follows:

●	On February 17, 2021, Merger Sub was formed.

●	On February 17, 2021, First Person subscribed for 100 common shares of Merger Sub for total consideration of $1. Immediately after, Merger Sub became a wholly owned subsidiary of First Person.

●	Pursuant to the Plan of Merger, Merger Sub merged with and into INC, with INC continuing as the surviving corporation. The merger became effective upon filing of the certificate of merger with the Delaware Secretary of State (the “Effective Time”).

●	Immediately prior to the Effective Time and by virtue of the merger, each share of INC issued and outstanding converted into 0.31111112 Common Shares of First Person (each, a “First Person Share”). The consideration in the merger consisted of 2,800,000 First Person Shares, with the first 700,000 First Person Shares and the next 2,100,000 First Person Shares issued at a price of CAD$0.05 and CAD$0.20 per First Person Share, respectively. The total consideration in the merger amounted to CAD$455,000 ($359,505 USD).

●	By virtue of the merger, each share of Merger Sub issued and outstanding immediately prior to the Effective Time converted into one share of INC.

●	Immediately after, INC became a wholly owned subsidiary of First Person.

Pursuant to the Plan of Merger, INC Purchasers, the accounting acquirer, became the majority shareholders of First Person. The transaction was accounted for as a reverse acquisition under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805-40, Reverse Acquisitions, since INC Purchasers obtained control of First Person. The transaction was not treated as a business combination.

On March 4, 2021, the Company issued 1,003,012 Common Shares of First Person at a price of CAD$2.00 per share for aggregate gross proceeds of CAD$2,006,022 ($1,616,838 USD).

On July 14, 2021, the Company issued 1,001,242 Units of First Person at a price of CAD$3.50 per Unit for aggregate gross proceeds of CAD$3,504,346 ($2,781,593 USD). Each Unit consists of one Common Share and one half of one warrant (“Warrant”). The issuance resulted in 500,620 Warrants. Each Warrant entitles the holder to acquire one Common Share upon payment of the exercise price prior to the expiration time.

On February 2, 2022, the Company issued 196,400 Common Shares of First Person at a price of $5.00 per share for aggregate gross proceeds of $982,000.

On March 4, 2022, the Company issued 178,100 Common Shares of First Person at a price of $5.00 per share for aggregate gross proceeds of $890,500. In addition, the Company issued 10,000 Common Shares of First Person for the debt conversion of accounts payable in the amount of $50,000.

Legal Entity Name On December 15, 2021, LEIIO Wellness Ltd. amended its articles under the laws of the province of Alberta, Canada, to change its legal entity name to “First Person Ltd.” On October 4, 2021, LEIIO Inc. amended its articles under the laws of the state of Delaware, United States, to change its legal entity name to “First Person, Inc.”

Acquisition of TruMed On February 15, 2022, the Company completed the acquisition of 100 percent of all outstanding shares of TruMed Limited (“TruMed”) in exchange for the aggregate consideration of $750,000, which consists of $130,000 of cash consideration, $70,000 payable pursuant to the terms of a promissory note, and $550,000 of contingent consideration payable upon TruMed achieving certain milestones. In conjunction with the acquisition of TruMed, the Company capitalized $197,562 to the acquired asset.

The determination of whether an acquisition qualifies as a business combination or an asset acquisition requires management’s use of judgment. An acquisition not meeting the accounting criteria to be accounted for as a business combination is accounted for as an asset acquisition. The acquisition of TruMed was accounted for as an asset acquisition at its purchase price, inclusive of acquisition costs, which was allocated to the acquired assets based upon its fair value at the date of acquisition. There was no liability assumed as a result of the acquisition. In accordance with ASC 450, Contingencies, contingent consideration is generally recognized when the contingency is resolved. As of March 31, 2022, management has determined the contingent consideration is not both probable and reasonably estimable.

1.	ORGANIZATION

Nature of Business LEIIO Wellness Ltd., First Person Ltd.’s (“First Person”) predecessor by name change, was incorporated on January 21, 2021 (date of inception) under the laws of the province of Alberta, Canada. First Person’s wholly owned subsidiary, LEIIO Inc., First Person, Inc.’s (“INC”) predecessor by name change, was incorporated the next day, on January 22, 2021, in the state of Delaware, United States. First Person and INC are hereby collectively referred to as the “Company.” The Company, headquartered in Alberta, Canada, is engaged in the business of formulation and distribution of wholesale food grade functional mushrooms as well as cognitive performance products focusing on the mental performance and wellness markets in the United States.

Since its inception, the Company has devoted substantially all of its efforts to business and product developments relating to the operations of the functional mushroom farm in Olympia, Washington, and to the development of its own proprietary formulations of cognitive performance products containing functional mushrooms. As of December 31, 2021, the Company has not generated any revenues. The Company’s activities are subject to significant risks and uncertainties.

First Person Formation On January 21, 2021, First Person issued two pre-Consolidation Common Shares (see Note 14; unless otherwise noted, share and per share information included herein gives effect to the Consolidation) at a purchase price of $0.05 each in Canadian Dollars (“CAD”). On February 3, 2021, First Person issued a total of 1,000,000 Common Shares of First Person to four individuals in exchange for consulting services whose total consideration amounted to CAD$162,500.

INC Formation On January 22, 2021, INC entered into share purchase agreements with four purchasers (collectively, “INC Purchasers”) to transfer a total of 9,000,000 Common Shares of INC (collectively, the “Purchased Shares”) to INC Purchasers. Each purchaser received an equal number of Common Shares and each Common Share was issued at a purchase price of $0.00001 per Common Share. The consideration paid for the Purchased Shares per purchaser was a combination of $22.50 in cash and the assignment to INC of certain intellectual property rights, pursuant to a technology assignment agreement. Immediately after, INC became wholly owned by INC Purchasers.

Plan of Merger On February 17, 2021, First Person entered into an agreement and plan of merger (the “Plan of Merger”). Pursuant to the Plan of Merger, a merger between INC and LEIIO Merger Sub, a Delaware corporation (“Merger Sub”) occurred. Immediately after the merger, INC became a wholly owned subsidiary of First Person and INC Purchasers obtained control of First Person, resulting in a reverse acquisition.

Pursuant to the Plan of Merger entered into between First Person, INC, and Merger Sub, the merger was completed in a series of transactions as follows:

●	On February 17, 2021, Merger Sub was formed.

●	On February 17, 2021, First Person subscribed for 100 Common Shares of Merger Sub for total consideration of $1. Immediately after, Merger Sub became a wholly owned subsidiary of First Person.

●	Pursuant to the Plan of Merger, Merger Sub merged with and into INC, with INC continuing as the surviving corporation. The merger became effective upon filing of the certificate of merger with the Delaware Secretary of State (the “Effective Time”).

●	Immediately prior to the Effective Time and by virtue of the merger, each share of INC issued and outstanding converted into 0.31111112 Common Shares of First Person (each, a “First Person Share”). The consideration in the merger consisted of 2,800,000 First Person Shares, with the first 700,000 First Person Shares and the next 2,100,000 First Person Shares issued at a price of CAD$0.05 and CAD$0.20 per First Person Shares, respectively. The total consideration in the merger amounted to CAD$455,000 ($359,505 USD).

●	By virtue of the merger, each share of Merger Sub issued and outstanding immediately prior to the Effective Time converted into one share of INC.

●	Immediately after, INC became a wholly owned subsidiary of First Person.

Pursuant to the Plan of Merger, INC Purchasers, the accounting acquirer, became the majority shareholders of First Person. The transaction was accounted for as a reverse acquisition under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805-40, Reverse Acquisitions, since INC Purchasers obtained control of First Person. The transaction was not treated as a business combination.

On March 4, 2021, the Company issued 1,003,012 Common Shares at a price of CAD$2.00 per share for aggregate gross proceeds of CAD$2,006,022 ($1,616,838 USD).

On July 14, 2021, the Company issued 1,001,242 Units at a price of CAD$3.50 per Unit for aggregate gross proceeds of CAD$3,504,346 ($2,781,593 USD). Each Unit consists of one common share and one half of one warrant (“Warrant”). The issuance resulted in 500,620 Warrants. Each Warrant entitles the holder to acquire one Common Share upon payment of the exercise price prior to the expiration time.

Legal Entity Name On December 15, 2021, LEIIO Wellness Ltd. amended its articles under the laws of the province of Alberta, Canada, to change its legal entity name to “First Person Ltd.” On October 4, 2021, LEIIO Inc. amended its articles under the laws of the state of Delaware, United States, to change its legal entity name to “First Person, Inc.”